Investments in Limited Partnerships	12 Months Ended
Dec. 31, 2011
Investments In Limited Partnerships

Note 8—Investments in Limited Partnerships

The Account invests in limited partnerships that own real estate properties and real estate-related securities and the Account receives distributions from the limited partnerships based on the Account’s ownership interest percentages. At December 31, 2011, the Account held five limited partnership investments and one private real estate equity investment trust (all of which featured non-controlling ownership interests) with ownership interest percentages that ranged from 5.3% to 18.5%. Under the terms of the partnership agreements governing such investments, and based upon the expected term of each such partnership, the partnerships could engage in liquidation activities beginning in 2012 through 2015. During 2012, the Account’s investment in MONY/Transwestern Mezz RP II, LLC is anticipated to liquidate. The Account’s ownership interest in limited partnerships was $307.5 million and $270.3 million at December 31, 2011 and December 31, 2010, respectively.